BORROWINGS (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019
Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current year 2022	€ 1,139	€ 6,000
Non-current 2023	0	426
Non-current 2024	0	11,515
Non-current 2025	0	3,500
Noncurrent Borrowings Year Four	0
Non-current Subsequent years	0	0
Non-current	0	21,441
Total	1,139	17,777
Current year 2021		17,777
Total		39,218
Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current year 2022		6,000	€ 6,000	€ 6,000
Non-current 2023		426	426	426
Non-current 2024		11,515	11,515
Non-current 2025		3,500
Non-current Subsequent years		0	0	7,115
Non-current		21,441	21,441	13,541
Total		39,218	51,677	39,591
Current year 2021		17,777	0	0
Current year 2020			30,236	0
Current year 2019				26,050
Other Borrowings [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current year 2022	1,139	6,000
Non-current 2023	0	426
Non-current 2024	0	11,515
Non-current 2025	0	3,500
Noncurrent Borrowings Year Four	0
Non-current Subsequent years	0	0
Non-current	0	21,441
Total	1,139	21,441
Current year 2021		0
Other Borrowings [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current year 2022		0	0	0
Non-current 2023		0	0	0
Non-current 2024		0	0
Non-current 2025		0
Non-current Subsequent years		0	0	0
Non-current		0	0	0
Total		17,777	30,236	26,050
Current year 2021		17,777	0	0
Current year 2020			30,236	0
Current year 2019				26,050
Other Borrowings Due To Related Parties [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current year 2022	1,139	0
Non-current 2023	0	0
Non-current 2024	0	0
Non-current 2025	0	0
Noncurrent Borrowings Year Four	0
Non-current Subsequent years	0	0
Non-current	0	0
Total	€ 1,139	17,777
Current year 2021		17,777
Other Borrowings Due To Related Parties [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current year 2022		6,000	6,000	6,000
Non-current 2023		426	426	426
Non-current 2024		11,515	11,515
Non-current 2025		3,500
Non-current Subsequent years		0	0	7,115
Non-current		21,441	21,441	13,541
Total		39,218	51,412	39,589
Current year 2021		17,777	0	0
Current year 2020			29,971	0
Current year 2019				26,048
Loan [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current year 2022		6,000
Non-current 2023		426
Non-current 2024		11,515
Non-current 2025		3,500
Non-current Subsequent years		0
Non-current		21,441
Total		39,218
Current year 2021		17,777
Loan [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current year 2022		6,000	6,000	6,000
Non-current 2023		426	426	426
Non-current 2024		11,515	11,515
Non-current 2025		3,500
Non-current Subsequent years		0	0	7,115
Non-current		21,441	21,441	13,541
Total		21,441	21,441	13,541
Current year 2021		€ 0	0	0
Current year 2020			€ 0	0
Current year 2019				€ 0